SHORT-TERM PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
SHORT-TERM PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS
Schedule of Short-term prepayments, other receivables and other assets

	As of December 31,
	2023	2024	2024
	VND million	VND million	USD
Cash collateral and other deposits (i)	504,120	1,245,806	51,194,000
Valued added tax deductible	6,529,776	7,829,343	321,731,785
Import tax to be refunded	592,559	1,281,331	52,653,832
Other receivables	9,245	284,540	11,692,624
Other prepaid expenses and other assets	370,403	844,098	34,686,583
TOTAL	8,006,103	11,485,118	471,958,825
(i)	This mainly comprises deposit for purchase of materials and deposit for lease contracts.